Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Intangible Assets

			Future
			servicing
	Goodwill	VOBA	rights	Software	Other	Total
Net book value
At January 1, 2022	391	750	65	83	44	1,333
Additions	-	-	-	20	6	26
Amortization through income statement	-	(97)	(9)	(16)	(5)	(127)
Impairment losses	-	-	-	-	-	-
Shadow accounting adjustments	-	126	-	-	-	126
Business combinations, disposals and other changes	11	-	(1)	(26)	16	(0)
Net exchange differences	10	44	-	(3)	(4)	47
Transfers to disposal groups	(97)	-	-	(37)	(32)	(165)
At December 31, 2022	316	821	56	21	25	1,240

Gross carrying value	487	7,231	347	85	128	8,278
Accumulated amortization, depreciation and impairment losses	(171)	(6,409)	(291)	(64)	(102)	(7,038)
Net book value 2022	316	821	56	21	25	1,240

Net book value
At January 1, 2021	375	815	71	79	45	1,386
Additions	-	-	-	25	3	29
Amortization through income statement	-	(163)	(8)	(20)	(4)	(194)
Impairment losses	-	-	-	(7)	(1)	(8)
Shadow accounting adjustments	-	41	-	-	-	41
Capital expenditure	-	-	-	14	-	14
Business combinations, disposals and other changes	-	-	-	(7)	1	(6)
Net exchange differences	16	57	1	(1)	(1)	72
At December 31, 2021	391	750	65	83	44	1,333
Gross carrying value	561	6,923	350	408	185	8,427
Accumulated amortization, depreciation and impairment losses	(169)	(6,174)	(285)	(325)	(141)	(7,094)
Net book value 2021	391	750	65	83	44	1,333

Summary of Geographically Cash-generating Units to Goodwill
A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2022	2021
Americas	208	181
The Netherlands	-	97
United Kingdom	54	57
International	18	23
Asset Management	35	33
At December 31	316	391